Financial Instruments - Additional Information (Detail) shares in Millions, $ in Millions, £ in Billions			3 Months Ended		6 Months Ended
	May 16, 2023 USD ($) shares	Mar. 23, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 GBP (£)	May 16, 2023 GBP (£) shares	Mar. 23, 2023 GBP (£) shares	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents			$ 93		$ 93					$ 81
Fair value of contracts outstanding			3,400		3,400
Purchase price			500		500
Derivative financial assets			62		62					42
Market value of LSEG shares										6,200
Foreign exchange gain (loss)			(66)	$ 242	(135)	$ 320
Other Finance Income [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gain (loss)			$ 66	$ 242	$ 135	$ 320
Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			5		5		5
Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets			$ 49		$ 49					309
Foreign Exchange Contracts [Member] | LSEG Shares [Member] | LSEG [Member]
Disclosure of detailed information about financial instruments [Line Items]
Total number of share issued - warrant exercise | shares	15.3	13.6						15.3	13.6
Foreign Exchange Contracts Settlement [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount	$ 1,600	$ 1,300	2,200		2,200		£ 1.7	£ 1.2	£ 1.0
Foreign Exchange Contracts Settlement [Member] | LSEG [Member]
Disclosure of detailed information about financial instruments [Line Items]
Proceeds from settlement of foreign exchange contracts	$ 28	$ 96
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs			2,000		2,000
Borrowings			1,840		1,840					1,048
Amended Credit Facility Maturities In December 2027 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 2,000		$ 2,000
Maturity date					November 2027
Credit facility, rate of interest added to reference rate			1.025%		1.025%		1.025%
Additional commitment from lenders					$ 600
Borrowings			$ 0		0					$ 0
Maximum credit facility agreement			$ 2,600		$ 2,600
Required ratio of net debt to ebitda			1.1		1.1		1.1
Top of range [member] | Amended Credit Facility Maturities In December 2027 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			4.5		4.5		4.5